Acquisitions and Dispositions (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disposal Group Not Discontinued Operation Disposal Disclosures Abstract
Consideration Received			$ 1,100,000
Performance Incentive Bonus		80,000,000
Gain on sale from reversal of tax contingency		13,000,000
Termination Payment	102,000,000
Letter Of Credit Provided To Support Termination Payment		102,000,000
Gain On Sale		98,500,000
Revenue generated by disposal group not considered discontinued operations			114,000,000
Net income generated by disposal group not considered discontinued operations			61,000,000
Masinloc [Member]
Business Acquisition [Line Items]
Acquisition Amount			930,000,000
Acquisition Percent			92.00%
Generation Capacity (MW)			660
Project Financing Obtained			665,000,000
Project Financing Lender's Pwnership Interest In Business Acquired			8.00%
Estimated Total Cost Of Comprehensive Rehabilitation Plan			$ 1,100,000,000